Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$26,750	$26,750	$99,495	$99,495
Restricted cash	$7,789	$7,789	$954	$954
Loans receivable from affiliates	$1,521	$1,521	$750	$750
Amounts due to related parties	$(8,680)	$(8,680)	$(1,880)	$(1,880)
Term Loan B facility, net	$(404,977)	$(406,410)	$(424,252)	$(431,764)
Other long-term debt, net	$(193,102)	$(194,569)	$(151,722)	$(153,349)

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at December 31, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$26,750	$26,750	$—	$—
Restricted cash	$7,789	$7,789	$—	$—
Loans receivable from affiliates	$1,521	$—	$1,521	$—
Term Loan B facility, net (1)	$(406,410)	$—	$(406,410)	$—
Other long-term debt, net(1)	$(194,569)	$—	$(194,569)	$—

	Fair Value Measurements at December 31, 2014
	Total	Level I	Level II	Level III
Cash and cash equivalents	$99,495	$99,495	$—	$—
Restricted cash	$954	$954	$—	$—
Loans receivable from affiliates	$750	$—	$750	$—
Term Loan B facility, net (1)	$(431,764)	$—	$(431,764)	$—
Other long-term debt, net(1)	$(153,349)	$—	$(153,349)	$—

(1	)The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.